Average Annual Total Returns - Allspring Managed Account CoreBuilder Shares Series M - CoreBuilder Shares - Series M		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Series M
Prospectus [Line Items]
Average Annual Return, Percent		4.14%	1.61%	2.92%
Performance Inception Date	Apr. 14, 2008
Series M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.13%	1.59%	2.48%
Performance Inception Date	Apr. 14, 2008
Series M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.11%	2.04%	2.62%
Performance Inception Date	Apr. 14, 2008